CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares
Net revenues	¥ 6,777,922	$ 973,588	¥ 4,128,931	¥ 2,468,449
Cost of revenues	(5,587,673)	(802,619)	(3,273,493)	(1,919,241)
Gross profit	1,190,249	170,969	855,438	549,208
Operating expenses:
Sales and marketing expenses	(1,198,516)	(172,156)	(585,758)	(232,489)
General and administrative expenses	(592,497)	(85,107)	(461,165)	(260,898)
Research and development expenses	(894,411)	(128,474)	(537,488)	(280,093)
Total operating expenses	(2,685,424)	(385,737)	(1,584,411)	(773,480)
Loss from operations	(1,495,175)	(214,768)	(728,973)	(224,272)
Other income/(expenses):
Investment income, net (including impairments)	96,610	13,877	96,440	22,957
Interest income	162,782	23,382	68,706	1,483
Interest expense	(46,543)	(6,685)
Exchange gains/(losses)	(11,789)	(1,693)	(1,661)	6,445
Others, net	26,412	3,794	26,455	18,518
Loss before tax	(1,267,703)	(182,093)	(539,033)	(174,869)
Income tax	(35,867)	(5,152)	(25,988)	(8,881)
Net loss	(1,303,570)	(187,245)	(565,021)	(183,750)
Accretion to Pre-IPO Preferred Shares redemption value | ¥			(64,605)	(258,554)
Deemed dividend in connection with repurchase of Pre-IPO Preferred Shares | ¥				(129,244)
Net loss attributable to noncontrolling interests	14,597	2,097	13,301
Net loss attributable to the Bilibili Inc.'s shareholders	(1,288,973)	(185,148)	(616,325)	(571,548)
Net loss	(1,303,570)	(187,245)	(565,021)	(183,750)
Other comprehensive (loss)/income :
Foreign currency translation adjustments	140,152	20,132	296,030	(75,695)
Total other comprehensive (loss)/income	140,152	20,132	296,030	(75,695)
Total comprehensive loss	(1,163,418)	(167,113)	(268,991)	(259,445)
Accretion to Pre-IPO Preferred Shares redemption value | ¥			(64,605)	(258,554)
Deemed dividend in connection with repurchase of Pre-IPO Preferred Shares | ¥				(129,244)
Net loss attributable to noncontrolling interests	14,597	2,097	13,301
Comprehensive loss attributable to the Bilibili Inc.'s shareholders	¥ (1,148,821)	$ (165,016)	¥ (320,295)	¥ (647,243)
Net loss per share/ADS, basic | (per share)	¥ (3.99)	$ (0.57)	¥ (2.64)	¥ (8.17)
Net loss per share/ADS, diluted | (per share)	¥ (3.99)	$ (0.57)	¥ (2.64)	¥ (8.17)
Weighted average number of ordinary shares/ADSs, basic | shares	323,161,680	323,161,680	233,047,703	69,938,570
Weighted average number of ordinary shares/ADSs, diluted | shares	323,161,680	323,161,680	233,047,703	69,938,570
Cost of revenues
Share-based compensation expenses included in:
Share-based compensation expenses	¥ 23,281	$ 3,344	¥ 28,173	¥ 7,936
Sales and marketing expenses
Share-based compensation expenses included in:
Share-based compensation expenses	14,269	2,050	11,499	3,423
General and administrative expenses
Share-based compensation expenses included in:
Share-based compensation expenses	68,497	9,839	102,544	56,746
Research and development expenses
Share-based compensation expenses included in:
Share-based compensation expenses	¥ 66,503	$ 9,553	¥ 38,977	¥ 11,849
ADSs
Other comprehensive (loss)/income :
Net loss per share/ADS, basic | (per share)	¥ (3.99)	$ (0.57)	¥ (2.64)
Net loss per share/ADS, diluted | (per share)	¥ (3.99)	$ (0.57)	¥ (2.64)
Weighted average number of ordinary shares/ADSs, basic | shares	323,161,680	323,161,680	233,047,703
Weighted average number of ordinary shares/ADSs, diluted | shares	323,161,680	323,161,680	233,047,703